Stockholders' Equity (Details 3) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Number Outstanding	19,555,000	257,500	185,000
Series A [Member]
Number Outstanding	960,000	1,003,188
Exercise Price	$ 0.35	$ 0.35
Expiration Date	Jul. 12, 2019	Jul. 12, 2019
Series B [Member]
Number Outstanding	1,326,087	3,500,000
Exercise Price	$ 0.46	$ 0.46
Expiration Date	Nov. 29, 2018	Nov. 29, 2018
Series C [Member]
Number Outstanding	3,500,000	3,500,000
Exercise Price	$ 0.49	$ 0.49
Expiration Date	Nov. 29, 2018	Nov. 29, 2018
Series D [Member]
Number Outstanding	1,010,000	1,010,000
Exercise Price	$ 1.10	$ 1.10
Expiration Date	Jun. 05, 2020	Jun. 05, 2020
Warrant [Member]
Number Outstanding	7,380,503	9,013,188
Series E [Member]
Number Outstanding	584,416
Exercise Price	$ 1.13
Expiration Date	Sep. 08, 2021